UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             11/14/00
       ------------------------   ------------------------------  ----------







Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name


           28-6906              David P. Berkowitz
         ----------             --------------------------




































                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:        $228,377
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 -----------------------------
-

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   -----------------------------
-

      3               28-7474                  Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   -----------------------------
-

      4               28-5717                   Gotham Holdings Management,
                                                   L.L.C.
    ------            -------                   ------------------




                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105  12,126  4,409,569 SH      SHARED-OTHER    1,2,4       4,409,569
-----------------------------------------------------------------------------------------------------------------------------------
FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105   3,937  1,431,664 SH      SHARED-OTHER    1,3         1,431,664
-----------------------------------------------------------------------------------------------------------------------------------
HALLWOOD RLTY PARTNERS L P        DEPOSIT UT NEW 40636T203  10,540    247,994 SH      SHARED-OTHER    1,2,4         247,994
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE INC               COM            68210B108     262    123,144 SH      SHARED-OTHER    1,2,4         123,144
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE INC               COM            68210B108   2,322  1,092,756 SH      SHARED-OTHER    1,3         1,092,756
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTE INVS INC DEL              COM            530154103   1,999    639,798 SH      SHARED-OTHER    1,2,4         639,798
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTE INVS INC DEL              COM            530154103     105     33,702 SH      SHARED-OTHER    1,3            33,702
-----------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RLTY TR                  SH BEN INT     048798102     622     72,651 SH      SHARED-OTHER    1,2,4         193,711
-----------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RLTY TR                  SH BEN INT     048798102      97     11,360 SH     SHARED-OTHER     1,3            11,360
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE INC                    COM            226603108   1,533    981,656 SH     SHARED-OTHER     1,2,4         981,656
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE INC                    COM            226603108   7,909  5,061,742 SH     SHARED-OTHER     1,3         5,061,742
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COM            92904N103   1,513    266,105 SH     SHARED-OTHER     1,2,4         266,105
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COM            92904N103   1,055    185,420 SH     SHARED-OTHER     1,3           185,420
-----------------------------------------------------------------------------------------------------------------------------------
FRONTLINE CAP GROUP               COM            35921N101  30,180  1,836,038 SH     SHARED-OTHER     1,2,4       1,836,038
-----------------------------------------------------------------------------------------------------------------------------------
FRONTLINE CAP GROUP               COM            35921N101   7,323    445,493 SH     SHARED-OTHER     1,3           445,493
-----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS            COM            49455P101  14,902    364,024 SH     SHARED-OTHER     1,2,4         364,024
-----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS            COM            49455P101   4,675    114,187 SH     SHARED-OTHER     1,3           114,187
-----------------------------------------------------------------------------------------------------------------------------------
PRISON RLTY TR                    COM            74264N105     515        393 SH     SHARED-OTHER     1,2,4             393
-----------------------------------------------------------------------------------------------------------------------------------
CELADON GROUP INC                 COM            150838100   1,120    126,215 SH     SHARED-OTHER     1,2,4         126,215
-----------------------------------------------------------------------------------------------------------------------------------
CELADON GROUP INC                 COM            150838100     606     68,320 SH     SHARED-OTHER     1,3            68,320
-----------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                   COM            462846106  31,042    838,961 SH     SHARED-OTHER     1,2,4         838,961
-----------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                   COM            462846106   9,399    254,030 SH     SHARED-OTHER     1,3           254,030
-----------------------------------------------------------------------------------------------------------------------------------
TRANSCONTINENTAL RLTY INVS        COM            893617209  22,590  1,411,860 SH     SHARED-OTHER     1,2,4       1,411,860
-----------------------------------------------------------------------------------------------------------------------------------
TRANSCONTINENTAL RLTY INVS        COM            893617209   7,153    442,040 SH     SHARED-OTHER     1,3           442,040
-----------------------------------------------------------------------------------------------------------------------------------
IMPERIAL PKG CORP                 COM            453077109   6,078    360,153 SH     SHARED-OTHER     1,2,4         360,153
-----------------------------------------------------------------------------------------------------------------------------------
IMPERIAL PKG CORP                 COM            453077109   1,917    113,574 SH     SHARED-OTHER     1,3           113,574
-----------------------------------------------------------------------------------------------------------------------------------
KRAMONT RLTY TR                   PFD CV B-1 BEN 50075Q206     148      8,470 SH     SHARED-OTHER     1,2,4           8,470
-----------------------------------------------------------------------------------------------------------------------------------
TRICON GLOBAL RESTAURANTS         COM            895953107  33,845  1,105,156 SH     SHARED-OTHER     1,2,4       1,105,156
-----------------------------------------------------------------------------------------------------------------------------------
TRICON GLOBAL RESTAURANTS         COM            895953107  11,804    385,446 SH     SHARED-OTHER     1,3           385,446
-----------------------------------------------------------------------------------------------------------------------------------
INSIGNIA FINL GROUP INC NEW       COM            45767A105     218     21,303 SH     SHARED-OTHER     1,2,4          21,303
-----------------------------------------------------------------------------------------------------------------------------------
CHOICE HOTELS INTL INC            COM            169905106     842     76,500 SH     SHARED-OTHER     1,2,4          76,500
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CONFIDENTIAL PORTIONS OMITTED AND FILED SEPARATELY WITH THE SEC.
-----------------------------------------------------------------------------------------------------------------------------------



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